Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

30.Subsequent events

No other significant activities have taken place subsequent to the balance sheet date December 31, 2024 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.